UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03310

Name of Fund: Merrill Lynch Retirement Reserves Money Fund of
              Merrill Lynch Retirement Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 221-7210

Date of fiscal year end: 10/31/2008

Date of reporting period: 05/01/2008 - 07/31/2008

Item 1 - Schedule of Investments

Merrill Lynch Retirement Reserves Money Fund of
Merrill Lynch Retirement Series Trust
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                              Interest           Maturity       Par
Issue                                                         Rate*                Date        (000)       Value
---------------------------------------------------------------------------------------------------------------------
Certificates of Deposit - 3.1%
---------------------------------------------------------------------------------------------------------------------
American Express Bank, FSB                                    2.65 %            8/14/2008   $ 19,000   $   19,000,000
                                                              2.58              8/21/2008      9,000        9,000,000
                                                              2.80              9/10/2008     60,000       60,000,000
---------------------------------------------------------------------------------------------------------------------
American Express Centurion Bank                               2.81              9/24/2008     15,000       15,000,000
---------------------------------------------------------------------------------------------------------------------
Citibank, NA                                                  2.62              8/13/2008     15,000       15,000,000
                                                              2.77              9/10/2008     45,000       45,000,000
---------------------------------------------------------------------------------------------------------------------
Wachovia Bank, NA                                             2.79              9/25/2008     26,000       26,000,000
---------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit                                                                             189,000,000
---------------------------------------------------------------------------------------------------------------------
Certificates of Deposit - Yankee - 25.1%
---------------------------------------------------------------------------------------------------------------------
BNP Paribas, NY                                               2.91              8/19/2008     15,000       15,000,000
                                                              2.63             10/02/2008     48,245       48,245,000
                                                              2.95             10/28/2008     30,000       30,000,000
                                                              2.85             12/04/2008     12,000       12,000,000
                                                              2.845            12/08/2008     51,970       51,970,000
                                                              3.05              1/15/2009     28,000       28,000,000
---------------------------------------------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria SA, NY                        2.79              9/19/2008     70,000       70,000,000
                                                              3.00             10/24/2008     56,130       56,130,000
                                                              3.185            12/24/2008     35,000       35,000,000
---------------------------------------------------------------------------------------------------------------------
Bank of Montreal, Chicago                                     2.96 (a)(b)       8/05/2009     48,750       48,750,000
                                                              2.79              9/12/2008    100,000      100,000,000
                                                              2.834 (a)        11/10/2008     45,300       45,300,000
---------------------------------------------------------------------------------------------------------------------
Bank of Scotland Plc, NY                                      2.68              8/13/2008     25,000       25,000,000
                                                              2.68-2.72        10/02/2008     57,550       57,550,000
---------------------------------------------------------------------------------------------------------------------
Barclays Bank Plc, NY                                         2.70              8/19/2008     74,000       74,000,000
                                                              2.80              9/26/2008     70,000       70,000,000
                                                              2.85             10/01/2008     75,000       75,000,000
---------------------------------------------------------------------------------------------------------------------
DnB NOR Bank ASA, NY                                          2.84             12/05/2008     10,000       10,000,000
                                                              3.10             12/23/2008     50,000       50,000,000
---------------------------------------------------------------------------------------------------------------------
Fortis Bank SA/NV, NY                                         2.68              9/03/2008     50,000       50,000,000
---------------------------------------------------------------------------------------------------------------------
KBC Bank, NY                                                  2.65              9/23/2008     30,758       30,758,000
---------------------------------------------------------------------------------------------------------------------
Nordea Bank Finland Plc, NY                                   2.65             10/15/2008     10,710       10,710,000
                                                              4.82             10/17/2008     50,865       50,866,051
---------------------------------------------------------------------------------------------------------------------
Royal Bank of Canada                                          2.71              9/16/2008     45,000       45,000,583
---------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group Plc, NY                          2.68             10/02/2008     53,675       53,675,000
---------------------------------------------------------------------------------------------------------------------
SanPaolo IMI SpA, NY                                          2.77             10/03/2008     95,000       95,000,000
                                                              2.86             12/04/2008     26,425       26,425,000
                                                              2.86             12/05/2008     41,610       41,610,000
---------------------------------------------------------------------------------------------------------------------
Societe Generale                                              2.915            11/14/2008     50,000       50,000,725
                                                              2.92             12/05/2008     46,000       46,000,000
                                                              3.18             12/23/2008     32,000       32,001,268
---------------------------------------------------------------------------------------------------------------------
Svenska Handelsbanken AB, NY                                  2.61             10/01/2008     36,690       36,690,000
---------------------------------------------------------------------------------------------------------------------

Merrill Lynch Retirement Reserves Money Fund of
Merrill Lynch Retirement Series Trust
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                              Interest           Maturity       Par
Issue                                                         Rate*                Date        (000)       Value
---------------------------------------------------------------------------------------------------------------------
Toronto Dominion Bank, NY                                     2.83 %           12/05/2008   $ 14,550   $   14,550,000
                                                              3.00             12/16/2008      7,700        7,700,000
                                                              3.11             12/30/2008     27,000       27,000,000
---------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit - Yankee                                                                  1,519,931,627
---------------------------------------------------------------------------------------------------------------------
Commercial Paper - 56.6%
---------------------------------------------------------------------------------------------------------------------
Amstel Funding Corp.                                          2.72              8/21/2008     38,000       37,939,707
                                                              2.875             8/25/2008     46,000       45,908,160
                                                              2.78              9/04/2008      6,000        5,983,783
---------------------------------------------------------------------------------------------------------------------
Amsterdam Funding Corp.                                       2.57              8/08/2008     11,000       10,993,718
                                                              2.70              8/22/2008     35,000       34,942,250
                                                              2.71              9/05/2008     55,000       54,850,950
---------------------------------------------------------------------------------------------------------------------
Atlantis One Funding Corp.                                    2.81              9/15/2008     15,000       14,946,142
                                                              2.81             10/10/2008     23,000       22,872,535
                                                              2.76             10/23/2008     18,500       18,380,860
---------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                         2.61              8/04/2008     40,000       39,988,400
                                                              2.829             8/19/2008     31,065       31,018,617
                                                              2.912            12/16/2008     23,640       23,376,115
                                                              2.955            12/31/2008     25,000       24,686,031
---------------------------------------------------------------------------------------------------------------------
Bryant Park Funding LLC                                       2.65              9/02/2008     29,000       28,929,554
                                                              2.65 - 2.66       9/05/2008    101,000      100,731,620
                                                              2.76             10/14/2008      9,000        8,948,250
---------------------------------------------------------------------------------------------------------------------
CAFCO, LLC                                                    2.61              8/21/2008     16,000       15,975,640
                                                              2.68              9/04/2008     25,000       24,934,861
                                                              2.76             10/15/2008     20,000       19,883,467
                                                              2.80             11/03/2008     15,000       14,889,167
---------------------------------------------------------------------------------------------------------------------
CHARTA, LLC                                                   2.80              9/16/2008     50,000       49,817,222
                                                              2.83              9/17/2008     62,000       61,766,053
                                                              2.76             10/16/2008     45,000       44,734,350
---------------------------------------------------------------------------------------------------------------------
Cancara Asset Securitization LLC                              2.63              8/07/2008     41,500       41,478,777
---------------------------------------------------------------------------------------------------------------------
Chariot Funding LLC                                           2.60              9/22/2008     25,000       24,904,306
---------------------------------------------------------------------------------------------------------------------
Ciesco, LLC                                                   2.63              8/05/2008     14,536       14,530,690
                                                              2.85              9/19/2008     50,000       49,802,083
                                                              2.75             10/10/2008      5,000        4,972,882
---------------------------------------------------------------------------------------------------------------------
Citigroup Funding Inc.                                        2.75              8/20/2008     47,000       46,928,195
                                                              2.94             10/02/2008     30,000       29,845,650
                                                              2.90             10/24/2008     30,000       29,794,583
                                                              2.90             10/27/2008     37,500       37,234,167
                                                              2.90             11/04/2008     40,000       39,690,667
                                                              2.93             11/07/2008     45,000       44,637,413
---------------------------------------------------------------------------------------------------------------------
Clipper Receivables LLC                                       2.86              8/04/2008     15,000       14,995,233
                                                              3.00              9/23/2008     12,000       11,946,000
---------------------------------------------------------------------------------------------------------------------
Dakota Notes Program                                          2.88              9/10/2008     19,425       19,361,286
---------------------------------------------------------------------------------------------------------------------
Danske Corp.                                                  2.77              9/18/2008     45,000       44,830,337
---------------------------------------------------------------------------------------------------------------------

Merrill Lynch Retirement Reserves Money Fund of
Merrill Lynch Retirement Series Trust
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                              Interest           Maturity       Par
Issue                                                         Rate*                Date        (000)       Value
---------------------------------------------------------------------------------------------------------------------
Dexia Delaware LLC                                            2.64 %            8/19/2008   $ 55,000   $   54,923,367
                                                              2.76              9/15/2008     33,000       32,883,620
                                                              2.765             9/17/2008     15,000       14,944,700
                                                              2.79             10/10/2008     66,000       65,636,835
                                                              2.80             10/15/2008     30,000       29,822,667
                                                              2.805            10/20/2008     46,750       46,454,949
                                                              2.81             10/22/2008     23,321       23,169,912
---------------------------------------------------------------------------------------------------------------------
Ebbets Funding LLC                                            2.67              8/01/2008     15,951       15,949,817
---------------------------------------------------------------------------------------------------------------------
Enterprise Funding Co. LLC                                    2.80             10/02/2008     34,000       33,833,400
---------------------------------------------------------------------------------------------------------------------
General Electric Capital Services                             2.60             10/14/2008      9,000        8,951,250
                                                              2.63             10/20/2008     10,000        9,940,825
---------------------------------------------------------------------------------------------------------------------
Grampian Funding Ltd.                                         2.55              8/11/2008     32,000       31,975,067
                                                              2.56              8/18/2008      7,000        6,991,040
                                                              2.57              8/28/2008     35,500       35,429,039
---------------------------------------------------------------------------------------------------------------------
ING America Insurance Holdings, Inc.                          2.69              9/19/2008     14,000       13,947,694
                                                              2.70              9/26/2008     18,000       17,923,050
---------------------------------------------------------------------------------------------------------------------
ING (U.S.) Funding LLC                                        2.53              8/21/2008     45,000       44,933,587
                                                              2.54              8/28/2008     50,000       49,901,222
                                                              2.60              9/03/2008     50,000       49,877,222
                                                              2.69             10/09/2008     10,000        9,947,694
---------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                          2.50              8/11/2008     15,000       14,988,542
                                                              2.45             10/01/2008     28,000       27,881,856
                                                              2.50             10/14/2008      6,075        6,043,359
                                                              2.70             12/02/2008     62,000       61,423,400
                                                              2.91              1/06/2009     12,000       11,845,770
---------------------------------------------------------------------------------------------------------------------
KBC Financial Products International Ltd.                     2.865            10/22/2008     10,000        9,933,946
---------------------------------------------------------------------------------------------------------------------
LMA Americas LLC                                              2.75              8/18/2008     10,000        9,986,250
---------------------------------------------------------------------------------------------------------------------
Liberty Street Funding LLC                                    2.66              8/18/2008     23,920       23,888,186
                                                              2.87              9/25/2008     49,000       48,781,242
---------------------------------------------------------------------------------------------------------------------
Mont Blanc Capital Corp.                                      2.77              9/05/2008      8,000        7,977,840
                                                              2.89              9/09/2008      5,500        5,482,339
---------------------------------------------------------------------------------------------------------------------
Nieuw Amsterdam Receivables Corp.                             2.80             10/27/2008     15,000       14,897,333
---------------------------------------------------------------------------------------------------------------------
Old Line Funding, LLC                                         2.65              8/08/2008      5,500        5,496,761
                                                              2.79             10/08/2008      4,377        4,353,594
                                                              2.82             10/10/2008     30,000       29,833,150
                                                              2.79             10/17/2008     62,000       61,625,210
                                                              2.77             10/21/2008     50,000       49,684,528
---------------------------------------------------------------------------------------------------------------------
Palisades CP Notes of the Citibank Omni Master Trust          2.95              8/05/2008     26,650       26,639,081
---------------------------------------------------------------------------------------------------------------------
Prudential Funding LLC                                        2.45             10/07/2008      5,000        4,976,861
                                                              2.40             10/16/2008      6,000        5,969,200
---------------------------------------------------------------------------------------------------------------------
Raiffeisen Zentralbank Oesterreich AG                         2.64              9/09/2008     24,000       23,929,600
                                                              2.72              9/30/2008     17,500       17,419,345
                                                              2.95             10/03/2008     35,000       34,816,444
                                                              2.87             10/17/2008     27,000       26,832,105
                                                              2.88             10/21/2008     25,000       24,836,000
---------------------------------------------------------------------------------------------------------------------

Merrill Lynch Retirement Reserves Money Fund of
Merrill Lynch Retirement Series Trust
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                              Interest           Maturity       Par
Issue                                                         Rate*                Date        (000)       Value
---------------------------------------------------------------------------------------------------------------------
Regency Markets No. 1 LLC                                     2.85 %           10/10/2008   $ 55,000   $   54,690,854
---------------------------------------------------------------------------------------------------------------------
Sanpaolo IMI U.S. Financial Co.                               2.77             10/20/2008     65,000       64,594,888
---------------------------------------------------------------------------------------------------------------------
Scaldis Capital LLC                                           2.75              8/14/2008     35,000       34,962,569
                                                              2.56              8/18/2008     18,000       17,976,960
                                                              2.59              8/21/2008     75,000       74,886,688
                                                              2.59 - 2.60       8/25/2008     24,000       23,956,764
---------------------------------------------------------------------------------------------------------------------
Societe Generale North America, Inc.                          2.65              8/06/2008     75,000       74,966,875
                                                              2.66              8/22/2008     12,200       12,180,168
                                                              2.815            10/22/2008     25,000       24,837,747
---------------------------------------------------------------------------------------------------------------------
Solitaire Funding LLC                                         2.65 - 2.75       8/07/2008     28,000       27,985,144
                                                              2.58              8/18/2008     14,000       13,981,940
                                                              2.55              8/26/2008      9,000        8,983,425
---------------------------------------------------------------------------------------------------------------------
Thunder Bay Funding LLC                                       2.78              8/04/2008     43,389       43,375,598
---------------------------------------------------------------------------------------------------------------------
Ticonderoga Funding LLC                                       2.50              8/06/2008      7,000        6,997,083
                                                              2.70             10/02/2008      8,000        7,962,200
                                                              2.72             10/14/2008      8,000        7,954,667
                                                              2.75             10/20/2008     19,500       19,379,344
---------------------------------------------------------------------------------------------------------------------
Toyota Motor Credit Corp.                                     2.60              8/19/2008     10,000        9,986,278
---------------------------------------------------------------------------------------------------------------------
UBS Finance (Delaware), LLC                                   2.775            10/31/2008     35,000       34,751,792
---------------------------------------------------------------------------------------------------------------------
Victory Receivables Corp.                                     2.65              8/01/2008      6,713        6,712,506
---------------------------------------------------------------------------------------------------------------------
Westpac Banking Corp.                                         2.71             10/03/2008     85,000       84,590,489
                                                              2.70             10/09/2008     50,000       49,737,500
---------------------------------------------------------------------------------------------------------------------
Windmill Funding Corp.                                        2.78 - 2.79      10/20/2008     68,000       67,573,513
                                                              2.78             10/24/2008     56,000       55,632,422
---------------------------------------------------------------------------------------------------------------------
Yorktown Capital, LLC                                         2.60              8/11/2008     40,285       40,252,996
                                                              2.60              8/18/2008     65,669       65,583,630
                                                              2.70              9/10/2008     43,000       42,867,775
                                                              2.73             10/20/2008     49,000       48,699,018
                                                              2.74             11/03/2008     50,000       49,638,472
---------------------------------------------------------------------------------------------------------------------
Total Commercial Paper                                                                                  3,424,127,925
---------------------------------------------------------------------------------------------------------------------
Corporate Notes - 7.5%
---------------------------------------------------------------------------------------------------------------------
ANZ National International Ltd.                               2.47 (a)(b)       9/05/2008     23,000       23,000,000
---------------------------------------------------------------------------------------------------------------------
ASIF Global Financing                                         2.491 (a)(b)      9/22/2008     15,000       15,000,000
---------------------------------------------------------------------------------------------------------------------
BES Finance Ltd.                                              2.523 (a)(b)     10/01/2008     25,000       24,992,434
---------------------------------------------------------------------------------------------------------------------
Bank of Ireland                                               2.468 (a)(b)      9/19/2008     10,000       10,000,000
---------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG, NY                                          3.011 (a)         1/21/2009     39,620       39,620,000
---------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                     2.507 (a)(b)      9/12/2008     53,300       53,300,000
---------------------------------------------------------------------------------------------------------------------
HSBC Finance Corp.                                            2.522 (a)         8/22/2008     39,000       39,000,000
---------------------------------------------------------------------------------------------------------------------
HSBC USA Inc.                                                 3.188 (a)         8/14/2009      8,895        8,895,000
---------------------------------------------------------------------------------------------------------------------
ING USA Global Funding Trust VI                               3.143 (a)         7/19/2009     14,475       14,475,000
---------------------------------------------------------------------------------------------------------------------
Lloyd's TSB Bank Plc                                          2.743 (a)(b)      8/07/2009     40,100       40,100,000
---------------------------------------------------------------------------------------------------------------------
MetLife Global Funding, Inc.                                  2.558 (a)(b)      9/12/2008     13,000       13,000,000
                                                              2.51(a)(b)       10/06/2008     17,000       17,000,000
---------------------------------------------------------------------------------------------------------------------
Nordea Bank AB                                                3.149 (a)(b)      8/24/2009     36,900       36,900,000
---------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group Plc                              2.959 (a)(b)      9/26/2008     75,000       75,000,000
---------------------------------------------------------------------------------------------------------------------
Wachovia Bank, NA                                             3.191 (a)         8/04/2009     30,100       30,100,000
---------------------------------------------------------------------------------------------------------------------
Westpac Banking Corp.                                         2.751 (a)        10/10/2008     11,000       11,000,000
---------------------------------------------------------------------------------------------------------------------
Total Corporate Notes                                                                                     451,382,434
---------------------------------------------------------------------------------------------------------------------

Merrill Lynch Retirement Reserves Money Fund of
Merrill Lynch Retirement Series Trust
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                              Interest           Maturity       Par
Issue                                                         Rate*                Date        (000)       Value
---------------------------------------------------------------------------------------------------------------------
Genworth Life Insurance Co.                                   2.631 % (a)(c)   12/01/2008   $ 20,000   $   20,000,000
                                                              2.86 (a)(c)       6/08/2009     50,000       50,000,000
---------------------------------------------------------------------------------------------------------------------
Jackson National Life Insurance Co.                           2.971 (a)(c)      5/01/2009     35,000       35,000,000
---------------------------------------------------------------------------------------------------------------------
MetLife Insurance Co. of Connecticut                          2.671 (a)(c)      3/03/2009     20,000       20,000,000
---------------------------------------------------------------------------------------------------------------------
New York Life Insurance Co.                                   2.998 (a)(c)      4/13/2009     54,055       54,055,000
---------------------------------------------------------------------------------------------------------------------
Total Funding Agreements                                                                                  179,055,000
---------------------------------------------------------------------------------------------------------------------
U.S. Government Agency & Instrumentality Obligations - 5.2%
---------------------------------------------------------------------------------------------------------------------
Fannie Mae Discount Notes                                     2.50              8/06/2008     13,940       13,934,192
                                                              2.495             8/20/2008     11,605       11,588,914
                                                              2.49              9/08/2008     24,895       24,827,846
                                                              2.49              9/10/2008     15,290       15,246,640
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Variable                               2.623 (a)         3/20/2009     28,750       28,767,047
Rate Notes
                                                              2.381 (a)         8/13/2009     30,400       30,400,000
                                                              2.361 (a)         8/14/2009     44,640       44,635,361
---------------------------------------------------------------------------------------------------------------------
Freddie Mac Discount Notes                                    2.50              8/18/2008     12,575       12,559,281
---------------------------------------------------------------------------------------------------------------------
Freddie Mac Variable Rate Notes                               2.669 (a)         9/25/2009     84,025       83,996,501
                                                              2.39 (a)          9/28/2009     51,000       50,985,316
---------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency & Instrumentality Obligations                                                316,941,098
---------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 0.6%
---------------------------------------------------------------------------------------------------------------------
Deutsche Bank Securities Inc. purchased on 7/31/2008 to yield
2.18% to 8/01/2008, repurchase price of $36,583,
collateralized by Fannie Mae, 4%, 3/11/2013 and Federal Home
Loan Bank, 5%, 7/02/2013                                                                      36,581       36,581,000
---------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements                                                                                36,581,000
---------------------------------------------------------------------------------------------------------------------
Total Investments (Cost - $6,117,019,084**) - 101.1%                                                    6,117,019,084

Liabilities in Excess of Other Assets - (1.1)%                                                            (66,416,475)
                                                                                                       --------------
Net Assets - 100.0%                                                                                    $6,050,602,609
                                                                                                       ==============

* Commercial Paper and certain U.S. Government, Agency & Instrumentality Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. Interest rates on variable rate securities are adjustable periodically based upon appropriate indexes. The interest rates shown are as of the report date.
**    Cost for federal income tax purposes.
(a) Variable rate security. Rate is as of report date. Maturity shown is the final maturity date.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are considered to be liquid.

Merrill Lynch Retirement Reserves Money Fund of
Merrill Lynch Retirement Series Trust
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

(c) Restricted securities as to resale, representing 3.0% of net assets were as follows:

      ------------------------------------------------------------------------------------------------------
                                                                Acquisition
      Issue                                                        Date           Cost              Value
      ------------------------------------------------------------------------------------------------------
      Genworth Life Insurance Co., 2.631%, 12/01/2008            12/03/2007   $  20,000,000    $  20,000,000

      Genworth Life Insurance Co., 2.86%, 6/08/2009              6/09/2008       50,000,000       50,000,000

      Jackson National Life Insurance Co., 2.971%, 5/01/2009     5/01/2008       35,000,000       35,000,000

      MetLife Insurance Co. of Connecticut, 2.671%, 3/03/2009    3/03/2008       20,000,000       20,000,000

      New York Life Insurance Co., 2.998%, 4/13/2009             4/11/2008       54,055,000       54,055,000
      ------------------------------------------------------------------------------------------------------
                                                                              $ 179,055,000    $ 179,055,000
                                                                              ==============================

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Retirement Reserves Money Fund of
Merrill Lynch Retirement Series Trust


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Executive Officer of
    Merrill Lynch Retirement Reserves Money Fund of
    Merrill Lynch Retirement Series Trust

Date: September 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    Merrill Lynch Retirement Reserves Money Fund of
    Merrill Lynch Retirement Series Trust

Date: September 19, 2008


By: /s/ Neal J. Andrews
    --------------------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    Merrill Lynch Retirement Reserves Money Fund of
    Merrill Lynch Retirement Series Trust

Date: September 19, 2008